As filed with the Securities and Exchange Commission on April 1, 2005


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-21168

               NEUBERGER BERMAN INTERMEDIATE MUNICIPAL FUND, INC.
               --------------------------------------------------
             (Exact Name of the Registrant as Specified in Charter)
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180
               (Address of Principal Executive Offices - Zip Code)

       Registrant's telephone number, including area code: (212) 476-8800

                    Peter E. Sundman, Chief Executive Officer
               Neuberger Berman Intermediate Municipal Fund, Inc.
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180

                              Arthur Delibert, Esq.
                           Kirkpatrick & Lockhart LLP
                         1800 Massachusetts Avenue, N.W.
                           Washington, D.C. 20036-1221
                   (Names and addresses of agents for service)

Date of fiscal year end: October 31, 2005

Date of reporting period: January 31, 2005

Form N-Q is to be used by management investment companies to file reports with the Commission not later than 60 days after the close of their first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 ("1940 Act")(17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

                                   NEUBERGER BERMAN JANUARY 31, 2005 (UNAUDITED)

SCHEDULE OF INVESTMENTS Intermediate Municipal Fund Inc.
--------------------------------------------------------

PRINCIPAL AMOUNT                         SECURITY@                                          RATING                  VALUE(+)
($000's omitted)                                                                     Moody's     S&P      ($000's omitted)
TAX-EXEMPT SECURITIES-PRE-REFUNDED BACKED BY U.S. GOVERNMENT SECURITIES (0.8%)
      2,225        Massachusetts St. Wtr. Poll. Abatement Trust Pre-Refunded
                   Rev. (Pool Prog.), Ser. 2001, 5.25%, due 2/1/16                    Aaa         AAA                2,499
         20        San Antonio (TX) Pre-Refunded Cert. of Obligation G.O., Ser.
                   2002, 5.00%, due 2/1/14 P/R 2/1/12                                 Aa2         AA+                   22
                                                                                                                  --------
                                                                                                                     2,521
                                                                                                                  --------

TAX-EXEMPT SECURITIES-ESCROWED IN U.S. GOVERNMENT SECURITIES (0.6%)
      1,670        Illinois Metro. Pier & Exposition Au. Dedicated St. Tax Ref.
                   Rev., Ser. 1998 A, 5.50%, due 6/15/17                                          AAA                1,957
                                                                                                                  --------

TAX-EXEMPT SECURITIES-BACKED BY INSURANCE (74.4%)

AMERICAN MUNICIPAL BOND ASSURANCE CORP.
      1,500        California St. Pub. Works Board Lease Rev., Ser. 2002 A,
                   5.25%, due 12/1/17                                                             AAA                1,656
      5,000        Chicago (IL) G.O., Ser. 1995 A-2, 6.25%, due 1/1/13                Aaa         AAA                5,966
      6,120        Chicago (IL) G.O., Ser. 2002 A, 5.38%, due 1/1/17                  Aaa         AAA                6,847
      4,220        Colorado Springs (CO) Util. Sys. Sub. Lien Ref. Rev., Ser.
                   2002 A, 5.38%, due 11/15/18                                                    AAA                4,743
      4,100        Fargo (ND) Hlth. Sys. Rev. (Meritcare Obligated Group), Ser.
                   2002 A, 5.63%, due 6/1/17                                                      AAA                4,564++
      1,065        Indiana St. Recreational Dev. Comm. Rev., Ser. 2002, 5.25%,
                   due 7/1/18                                                                     AAA                1,170
      1,125        Indiana St. Recreational Dev. Comm. Rev., Ser. 2002, 5.25%,
                   due 7/1/19                                                                     AAA                1,232
      3,000        Massachusetts Port Au. Spec. Fac. Rev. (Delta Air Lines,
                   Inc. Proj.), Ser. 2001 A, 5.50%, due 1/1/19                                    AAA                3,149++
      5,010        New Hampshire Hlth. & Ed. Fac. Au. Rev. (Univ. Sys. of New
                   Hampshire), Ser. 1992, 5.38%, due 7/1/17                                       AAA                5,598
      7,000        Palm Beach Co. (FL) Sch. Board Cert. of Participation, Ser.
                   2001 B, 5.38%, due 8/1/17                                                      AAA                7,820
      4,610        Thornton (CO) Cert. of Participation, Ser. 2002, 5.38%, due
                   12/1/16                                                            Aaa         AAA                5,164
FINANCIAL GUARANTY INSURANCE CO.
      4,000        Denver (CO) City & Co. Arpt. Sys. Ref. Rev., Ser. 2002 E,
                   5.25%, due 11/15/14                                                Aaa         AAA                4,355
      3,075        Detroit (MI) Sch. Dist. Sch. Bldg. & Site Imp. G.O., Ser.
                   2002 A, 5.50%, due 5/1/15                                                      AAA                3,500
      3,235        Houston (TX) Arpt. Sys. Sub. Lien Ref. Rev., Ser. 2001 A,
                   5.50%, due 7/1/16                                                              AAA                3,570
      4,355        Las Vegas (NV) Valley Wtr. Dist. Ref. & Wtr. Imp. G.O., Ser.
                   2003 A, 5.25%, due 6/1/16                                          Aaa         AAA                4,848
      4,935        Massachusetts St. Hlth. & Ed. Fac. Au. Rev. (New England
                   Med. Ctr. Hosp.), Ser. 2002 H, 5.38%, due 5/15/16                              AAA                5,459++
      2,140        Mt. Pleasant Town (SC) Waterworks & Swr. Sys. Ref. & Imp.
                   Rev., Ser. 2002, 5.25%, due 12/1/17                                            AAA                2,385
      2,080        Oakland (CA) Redev. Agcy. Sub. Tax Allocation Rev. (Central
                   Dist. Redev. Proj.), Ser. 2003, 5.50%, due 9/1/18                              AAA                2,335
      8,140        Orange Co. (FL) Sales Tax Ref. Rev., Ser. 2002 A, 5.13%, due
                   1/1/18                                                             Aaa         AAA                8,936
      2,000        Philadelphia (PA) Arpt. Ref. Rev. (Philadelphia Arpt. Sys.),
                   Ser. 1998 A, 5.38%, due 6/15/14                                                AAA                2,163
      6,250        Port of Seattle (WA) Sub Lien Rev., Ser. 2002 B, 5.50%, due
                   9/1/16                                                                         AAA                6,904
      5,500        Prince Georges Co. (MD) Cons. Pub. Imp. G.O., Ser. 2001,
                   5.25%, due 12/1/16                                                 Aaa         AAA                6,188
      1,000        Sarasota Co. (FL) Util. Sys. Ref. Rev., Ser. 2002 C, 5.25%,

SEE NOTES TO SCHEDULE OF INVESTMENTS

                                   NEUBERGER BERMAN JANUARY 31, 2005 (UNAUDITED)

SCHEDULE OF INVESTMENTS Intermediate Municipal Fund Inc. cont'd
---------------------------------------------------------------

PRINCIPAL AMOUNT                           SECURITY@                                        RATING                  VALUE(+)
($000's omitted)                                                                     Moody's     S&P      ($000's omitted)
                   due 10/1/20                                                        Aaa         AAA                1,110
      2,500        Tacoma (WA) Wtr. Sys. Rev., Ser. 2001, 5.13%, due 12/1/19                      AAA                2,744
FINANCIAL SECURITY ASSURANCE INC.
      3,495        Bi State (MO-IL) Dev. Agcy. Metro. Dist. Rev. (Metrolink
                   Cross Co. Extension Proj.), Ser. 2002 B, 5.25%, due 10/1/16        Aaa         AAA                3,913
      1,100        Charleston Co. (SC) Sch. Dist. G.O., Ser. 2001, 5.00%, due
                   2/1/18                                                             Aa1                            1,194
      3,600        Corpus Christi (TX) Tax & Muni. Hotel Occupancy Tax G.O.,
                   Ser. 2002, 5.50%, due 9/1/17                                                   AAA                4,055
      1,935        Dallas-Fort Worth (TX) Int'l. Arpt. Imp. Rev., Ser. 2004 B,
                   5.50%, due 11/1/18                                                 Aaa         AAA                2,149
      8,800        Energy Northwest (WA) Elec. Ref. Rev. (Proj. No. 3), Ser.
                   2001 A, 5.50%, due 7/1/17                                          Aaa         AAA                9,849
      7,000        Harris Co. (TX) Toll Road Sr. Lien Ref. Rev., Ser. 2002,
                   5.38%, due 8/15/16                                                             AAA                7,824
      2,580        Indianapolis (IN) Local Pub. Imp. Rev. (Indianapolis Arpt.
                   Au. Proj.), Ser. 2003 A, 5.63%, due 1/1/17                                     AAA                2,855
      2,000        Kane, Cooke, & DuPage Cos. (IL) Elgin Sch. Dist. Number U-46
                   G.O., Ser. 1998, 5.35%, due 1/1/15                                 Aaa                            2,221
      5,000        King & Snohomish Cos. (WA) Northshore Sch. Dist. Number 417
                   G.O., Ser. 2002, 5.50%, due 12/1/17                                Aaa         AAA                5,624
      4,260        King Co. (WA) Pub. Trans. Sales Tax Ref. G.O., Ser. 2002,
                   5.38%, due 12/1/14                                                 Aaa         AAA                4,809
      3,015        Knox Co. (TN) Hlth., Ed. & Hsg. Fac. Board Hosp. Ref. & Imp.
                   Rev., Ser. 2002 A, 5.50%, due 1/1/18                               Aaa         AAA                3,349++
      1,725        Maine Muni. Bond Bank Rev., Ser. 1998 C, 5.35%, due 11/1/18                    AAA                1,891
      5,000        New Jersey Bldg. Au. St. Bldg. Ref. Rev., Ser. 2002 B,
                   5.25%, due 12/15/15                                                            AAA                5,586
      4,665        South Carolina St. Pub. Svc. Au. Rev., Ser. 2002 B, 5.38%,
                   due 1/1/18                                                         Aaa         AAA                5,186
      4,200        Tarrant (TX) Reg. Wtr. Dist. Wtr. Ref. & Imp. Rev., Ser.
                   2002, 5.38%, due 3/1/16                                            Aaa         AAA                4,719
      5,395        Truckee Meadows (NV) Wtr. Au. Wtr. Rev., Ser. 2001 A, 5.50%,
                   due 7/1/15                                                                     AAA                6,063
      1,370        Wisconsin Hlth. & Ed. Fac. Au. Rev. (Aurora Med. Group, Inc.
                   Proj.), Ser. 1996, 6.00%, due 11/15/11                             Aaa         AAA                1,587++
MUNICIPAL BOND INVESTORS ASSURANCE CORP.
      1,465        Arizona St. Energy Mgt. Svcs. (Main) LLC Energy Conservation
                   Rev. (Arizona St. Univ. Proj.-Main Campus), Ser. 2002,
                   5.25%, due 7/1/17                                                              AAA                1,625
      3,000        CDP-King Co. III (WA) Lease Rev. (King Street Ctr. Proj.),
                   Ser. 1997, 5.13%, due 6/1/17                                       Aaa         AAA                3,110
      5,335        Clark Co. (NV) Passenger Fac. Charge Ref. Rev. (Las
                   Vegas-McCarran Int'l. Arpt. Proj.), Ser. 2002 A, 5.25%, due
                   7/1/10                                                                         AAA                5,825
      4,575        Henry Co. (GA) Wtr. & Swr. Au. Wtr. & Swr. Ref. Rev., Ser.
                   2002 A, 5.13%, due 2/1/17                                          Aaa         AAA                5,061
      4,955        Houston (TX) Pub. Imp. Ref. G.O., Ser. 2002, 5.25%, due
                   3/1/17                                                                         AAA                5,469
      5,000        Illinois G.O.,  First Ser. 2002,  5.25%, due 10/1/14               Aaa                            5,575
      3,000        Illinois Hlth. Fac. Au. Rev. (Loyola Univ. Hlth. Sys.), Ser.
                   1997 A, 6.00%, due 7/1/14                                          Aaa         AAA                3,539++
      1,000        Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev., Ser. 2002 B,
                   5.25%, due 1/1/18                                                  Aaa         AAA                1,108
      1,850        Massachusetts St. G.O., Ser. 2002 E, 5.38%, due 1/1/18                         AAA                2,085
      5,000        Michigan St. Hsg. Dev. Au. Single-Family Mtge. Rev., Ser.
                   2001 A, 5.30%, due 12/1/16                                                     AAA                5,292
      2,710        Newnan (GA) Hosp. Au. Rev. Anticipation Certificate (Newnan

SEE NOTES TO SCHEDULE OF INVESTMENTS

                                   NEUBERGER BERMAN JANUARY 31, 2005 (UNAUDITED)

SCHEDULE OF INVESTMENTS Intermediate Municipal Fund Inc. cont'd
---------------------------------------------------------------

PRINCIPAL AMOUNT                         SECURITY@                                        RATING                      VALUE(+)
($000's omitted)                                                                     Moody's     S&P        ($000's omitted)
                   Hosp., Inc. Proj.), Ser. 2002, 5.50%, due 1/1/18                   Aaa                            3,024++
      1,910        Southmost (TX) Reg. Wtr. Au. Wtr. Supply Contract Rev.
                   (Desalination Plant Proj.), Ser. 2002, 5.50%, due 9/1/19           Aaa                            2,152
      1,000        Trinity (TX) River Au. Imp. & Ref. Rev. (Tarrant Co. Wtr.
                   Proj.), Ser. 2003, 5.50%, due 2/1/16                                           AAA                1,132
      4,555        Washington St. G.O., Ser. 1998 C, 6.00%, due 7/1/12                            AAA                5,335
      7,205        Wisconsin St. G.O., Ser. 2002 C, 5.25%, due 5/1/17                 Aaa         AAA                7,972
                                                                                                                  --------
                                                                                                                   233,584
                                                                                                                  --------

TAX-EXEMPT SECURITIES-OTHER (78.2%)
      4,145        Anson (TX) Ed. Fac. Corp. Std. Hsg. Rev. (Univ. of Texas at
                   Dallas-Waterview Park Proj.), Ser. 2002, 5.00%, due 1/1/23                       A                4,229++
      1,000        Austin (TX) Convention Enterprises, Inc. Convention Ctr.
                   Hotel First Tier Rev., Ser. 2001 A, 6.38%, due 1/1/16             Baa3        BBB-                1,060
      1,630        Badger (WI) Tobacco Asset Securitization Corp. Tobacco
                   Settlement Asset-Backed Rev., Ser. 2002, 6.13%, due 6/1/27        Baa3         BBB                1,635
      2,000        Boone Co. (MO) Hosp. Ref. Rev. (Boone Hosp. Ctr.), Ser.
                   2002, 5.05%, due 8/1/20                                             A3                            2,081++
      2,425        Branson (MO) Dev. Fin. Board Infrastructure Fac. Board Rev.,
                   Ser. 2003 A, 5.00%, due 12/1/17                                   Baa1                            2,529
      3,300        Brazos (TX) River Au. Ref. PCR (TXU Energy Co. LLC Proj.),
                   Ser. 2003 A, 6.75%, due 4/1/38 Putable 4/1/13                     Baa2         BBB                3,833++
      1,000        Brazos (TX) River Au. Ref. PCR (TXU Energy Co. LLC. Proj.),
                   Ser. 2003 D, 5.40%, due 10/1/29 Putable 10/1/14                   Baa2                            1,066++
      1,000        Brazos (TX) River Au. Ref. Rev. (Reliant Energy, Inc.
                   Proj.), Ser. 1999 B, 7.75%, due 12/1/18                            Ba1        BBB-                1,110++
      4,000        Brazos (TX) River Harbor Navigation Dist. Env. Fac. Rev.
                   (Dow Chemical Co. Proj.), Ser. 2002 B-2, 4.75%, due 5/15/33
                   Putable 5/15/07                                                     A3           A                4,156++
      2,500        Broward Co. (FL) G.O., Ser. 2001 A, 5.25%, due 1/1/18              Aa1                            2,760
      3,500        California Poll. Ctrl. Fin. Au. Solid Waste Disp. Rev.
                   (Republic Svc., Inc. Proj.), Ser. 2002 B, 5.25%, due 6/1/23       Baa2        BBB+                3,754++
      2,500        California St. Dept. of Wtr. Res. Pwr. Supply Rev., Ser.
                   2002 A, 5.75%, due 5/1/17                                           A3        BBB+                2,829
      3,460        California St. Dept. of Wtr. Res. Pwr. Supply Rev., Ser.
                   2002 A, 5.38%, due 5/1/22                                           A3        BBB+                3,772
      1,240        California Statewide CDA Hlth. Fac. Rev. (Mem. Hlth. Svcs.),
                   Ser. 2003 A, 6.00%, due 10/1/16                                     A3           A                1,404++
      1,500        California Statewide CDA Rev. (East Valley Tourist Dev.
                   Au.), Ser. 2003 A, 9.25%, due 10/1/20                                                             1,645^^
      1,500        Chicago (IL) Metro. Wtr. Reclamation Dist. Cap. Imp. G.O.,
                   Ser. 2002 C, 5.38%, due 12/1/16                                                AAA                1,687
      1,000        Clark Co. (WA) Vancouver Sch. Dist. Number 37 G.O., Ser.
                   1998, 5.13%, due 12/1/12                                            A3                            1,117
      1,765        Cumberland Co. (PA) West Shore Area Au. Hosp. Rev., (Holy
                   Spirit Hosp. of the Sisters of Christian Charity Proj.),
                   Ser. 2001, 6.05%, due 1/1/19                                                  BBB+                1,913++
      2,100        Dallas-Fort Worth (TX) Int'l. Arpt. Fac. Imp. Corp. Rev.,
                   Ser. 2004 A-1, 6.15%, due 1/1/16                                  Baa3        BBB-                2,100++
      4,210        DCH Hlth. Care Au. (AL) Hlth. Care Fac. Rev., Ser. 2002,
                   5.25%, due 6/1/14                                                   A1          A+                4,518
      1,000        Delaware River (PA-NJ) Joint Toll Bridge Comm. Sys. Rev.,
                   Ser. 2003, 5.25%, due 7/1/18                                        A2          A-                1,097
      1,000        Denton, Tarrant, & Wise Cos. (TX) Northwest Ind. Sch. Dist.
                   Unlimited Sch. Bldg. & Ref. G.O., Ser. 2002, 5.50%, due
                   8/15/17                                                                        AAA                1,132
      2,000        Denver (CO) City & Co. Arpt. Sys. Rev., Ser. 1991 D, 7.75%,
                   due 11/15/13                                                                   AAA                2,439

SEE NOTES TO SCHEDULE OF INVESTMENTS

                                   NEUBERGER BERMAN JANUARY 31, 2005 (UNAUDITED)

SCHEDULE OF INVESTMENTS Intermediate Municipal Fund Inc. cont'd
---------------------------------------------------------------

PRINCIPAL AMOUNT                         SECURITY@                                          RATING                  VALUE(+)
($000's omitted)                                                                     Moody's     S&P      ($000's omitted)
      4,495        Dist. of Columbia (Washington, D.C.) Ref. G.O., Ser. 2002 C,
                   5.25%, due 6/1/13                                                              AAA                4,986
      1,750        Ector Co. (TX) Hosp. Dist. Hosp. Rev., Ser. 2002 A, 5.63%,
                   due 4/15/16                                                         A2          A-                1,834
      1,745        Ector Co. (TX) Hosp. Dist. Hosp. Rev., Ser. 2002 A, 5.63%,
                   due 4/15/17                                                         A2          A-                1,822
      3,000        Fiddlers Creek (FL) Comm. Dev. Dist. Number 2 Spec.
                   Assessment Rev., Ser. 2003 A, 6.00%, due 5/1/16                                BB-                3,066
        825        Fort Bend Co. (TX) Ind. Dev. Corp. Ref. PCR (Frito-Lay, Inc.
                   Proj.), Ser. 1987, 3.00%, due 10/1/11                               A1                              829++
      2,000        Freeborn Co. (MN) Hsg. & Redev. Au. Lease Rev. (Criminal
                   Justice Ctr. Proj.), Ser. 2002, 5.38%, due 2/1/17                 Baa1                            2,110
      3,000        Golden St. (CA) Tobacco Securitization Corp. Tobacco
                   Settlement Asset-Backed Rev., Ser. 2003 A-1, 6.25%, due
                   6/1/33                                                            Baa3         BBB                3,011
      5,130        Illinois Ed. Fac. Au. Rev. (Field Museum of Natural
                   History), Ser. 2002, 4.30%, due 11/1/36                             A2           A                5,240++
      3,560        Indiana Bond Bank Rev., Ser. 2002 B, 5.25%, due 2/1/18            Baa2          A-                3,913
     10,000        Indiana Bond Bank Rev. (St. Revolving Fund Prog.), Ser. 2001
                   A, 5.38%, due 2/1/17                                                           AAA               11,270
      2,050        Indiana St. Hlth. Fac. Fin. Au. Rev. (Hlth. Sys. Sisters of
                   St. Francis), Ser. 2001, 5.35%, due 11/1/15                        Aa3           A                2,211++
      1,070        Ingham & Clinton Cos. (MI) East Lansing Bldg. Au. Ref. G.O.,
                   Ser. 1999, 5.25%, due 10/1/16                                                   AA                1,173
      3,000        Iowa Tobacco Settlement Au. Tobacco Settlement Asset-Backed
                   Rev., Ser. 2001 B, 5.30%, due 6/1/25                              Baa3         BBB                2,687
      2,000        Jasper (IN) Hosp. Au. Hosp. Fac. Ref. Rev. (Mem. Hosp. &
                   Hlth. Care Ctr. Proj.), Ser. 2002, 5.50%, due 11/1/17                           AA                2,187++
      1,050        Kent Co. (MI) Forest Hills Pub. Sch. Unlimited G.O., Ser.
                   2000, 5.25%, due 5/1/19                                            Aa2                            1,148
      2,000        Lehigh Co. (PA) Gen. Purp. Au. Rev. (KidsPeace Oblig.
                   Group), Ser. 1998, 6.00%, due 11/1/23                              Ba2                            1,755++
      2,000        Lubbock (TX) Hlth. Fac. Dev. Corp. Rev. (St. Joseph Hlth.
                   Sys.), Ser. 1998, 5.25%, due 7/1/16                                Aa3         AA-                2,113++
      1,310        Lyons (NY) Comm. Hlth. Initiatives Corp. Fac. Rev., Ser.
                   2004, 5.50%, due 9/1/14                                             A2                            1,440
      1,375        Macomb Co. (MI) New Haven Comm. Sch. Bldg. & Site G.O., Ser.
                   2002, 5.25%, due 5/1/17                                            Aa1         AA+                1,522
      1,000        Martin Co. (NC) Ind. Fac. & Poll. Ctrl. Fin. Au. Solid Waste
                   Disp. Rev. (Weyerhaeuser Co. Proj.), Ser. 1994, 6.80%, due
                   5/1/24                                                            Baa2         BBB                1,024++
      1,000        Maryland St. Hlth. & Higher Ed. Fac. Au. Rev. (Union Hosp.
                   of Cecil Co.), Ser. 2002, 5.50%, due 7/1/14                         A3                            1,094++
      2,400        Mashantucket (CT)  Western Pequot Tribe Spec. Rev., Sub.
                   Ser. 1997 B, 5.70%, due 9/1/12                                    Baa3                            2,568**
      2,450        Massachusetts St. Hlth. & Ed. Fac. Au. Rev. (Caritas Christi
                   Oblig. Group), Ser. 1999 A, 5.70%, due 7/1/15                                  BBB                2,554++
      2,810        Massachusetts St. Hlth. & Ed. Fac. Au. Rev.
                   (Milford-Whitinsville Reg. Hosp.), Ser. 1998 C, 5.75%, due
                   7/15/13                                                           Baa2         BBB                2,956++
      5,030        Massachusetts St. Wtr. Poll. Abatement Trust Rev. (MWRA
                   Prog.), Ser. 2002 A, 5.25%, due 8/1/19                             Aaa         AAA                5,599
      2,775        Massachusetts St. Wtr. Poll. Abatement Trust Unrefunded
                   Balance Rev. (Pool Prog.), Ser. 2001, 5.25%, due 2/1/16            Aaa         AAA                3,081
      3,085        Memphis-Shelby Co. (TN) Arpt. Au. Spec. Fac. Ref. Rev.
                   (Federal Express Corp.), Ser. 2002, 5.05%, due 9/1/12             Baa2         BBB                3,318++
      1,750        Miami Beach (FL) Hlth. Fac. Au. Hosp. Ref. Rev. (Mount Sinai
                   Med. Ctr. Florida Proj.), Ser. 2004, 6.25%, due 11/15/09           Ba2          BB                1,803++

SEE NOTES TO SCHEDULE OF INVESTMENTS

                                   NEUBERGER BERMAN JANUARY 31, 2005 (UNAUDITED)

SCHEDULE OF INVESTMENTS Intermediate Municipal Fund Inc. cont'd
---------------------------------------------------------------

PRINCIPAL AMOUNT                         SECURITY@                                          RATING                  VALUE(+)
($000's omitted)                                                                     Moody's     S&P      ($000's omitted)
      1,500        Michigan St. Bldg. Au. Rev. (Fac. Prog.), Ser. 2001 II,
                   5.50%, due 10/15/18                                                Aa1         AA+                1,690
      2,735        Michigan Strategic Fund Solid Waste Disp. Ltd. Oblig. Ref.
                   Rev. (Waste Mgt. Inc. Proj.), Ser. 2002, 4.20%, due 12/1/12                    BBB                2,758++
      2,000        Missouri St. Env. Imp. & Energy Res. Au. Wtr. Poll. Ctrl. &
                   Drinking Wtr. Rev., Ser. 2002 B, 5.50%, due 7/1/16                             AAA                2,271
      1,075        Missouri St. Hsg. Dev. Comm. Multi-Family Hsg. Rev., Ser.
                   2001 II, 5.25%, due 12/1/16                                                     AA                1,153
        620        Missouri St. Hsg. Dev. Comm. Multi-Family Hsg. Rev., Ser.
                   2001 III, 5.05%, due 12/1/15                                                    AA                  661
      5,000        Montgomery Co. (PA) Higher Ed. & Hlth. Au. Hosp. Rev.
                   (Abington Mem. Hosp. Proj.), Ser. 2002 A, 5.00%, due 6/1/19                      A                5,225++
      3,000        Moraine (OH) Solid Waste Disp. Rev. (General Motors Corp.
                   Proj.), Ser. 1994, 6.75%, due 7/1/14                                A3         BBB                3,479++
      2,500        Morehouse Parish (LA) Ref. PCR (Int'l. Paper Co. Proj.),
                   Ser. 2001 A, 5.25%, due 11/15/13                                  Baa2         BBB                2,709++
      2,000        MuniMae Subordinated Cumulative Perpetual Preferred Shares,
                   4.70%, due 6/30/49 Putable 9/30/09                                 Ba2                            2,002**
      2,000        Nevada St. Cap. Imp. Ltd. G.O., Ser. 1998 B, 5.13%, due
                   4/15/17                                                            Aa2                            2,126
      1,500        New Jersey Econ. Dev. Au. Cigarette Tax Rev., Ser.2004,
                   5.63%, due 6/15/19                                                Baa2         BBB                1,598
      6,900        New Jersey Ed. Fac. Au. Rev. (Stevens Institute of
                   Technology), Ser. 2002 C, 5.25%, due 7/1/17                       Baa1          A-                7,409++
      4,000        New Jersey Hlth. Care Fac. Fin. Au. Rev. (Somerset Med. Ctr.
                   Issue), Ser. 2003, 5.50%, due 7/1/18                              Baa3                            4,227++
      3,250        New York City (NY) G.O., Ser. 2002 C, 5.50%, due 8/1/15             A2                            3,616
      2,580        New York City (NY) IDA Civic Fac. Rev. (Lycee Francais de
                   New York Proj.),  Ser. 2002 A, 5.50%, due 6/1/14                                 A                2,802++
      1,000        New York Convention Ctr.  Operating Corp.  Cert. of
                   Participation (Yale Bldg. Acquisition Proj.), Ser. 2003,
                   5.25%, due 6/1/08                                                              BB+                1,033
      3,500        New York St. Dorm. Au. Personal Income Tax Rev., Ser. 2003
                   A, 5.38%, due 3/15/20                                                           AA                3,885
      1,000        New York St. Dorm. Au. Rev. (Mount Sinai NYU Hlth. Oblig.
                   Group), Ser. 2000 C, 6.00%, due 7/1/26                            Baa3                            1,001++
      1,300        New York St. Urban Dev. Corp. Ref. Rev.  (Correctional Cap.
                   Fac.), Ser. 1998, 5.00%, due 1/1/14                                 A3         AA-                1,372
      4,780        North Central (TX) Hlth. Fac. Dev. Corp. Hosp. Ref. Rev.
                   (Baylor Hlth. Care Sys. Proj.), Ser. 1998, 5.10%, due
                   5/15/13                                                            Aa3         AA-                5,071++
      3,760        Ohio Air Quality Dev. Au. Env. Imp. Ref. Rev. (USX Corp.
                   Proj.), Ser. 1995, 5.00%, due 11/1/15                             Baa1                            4,095++
      2,085        Palm Beach Co. (FL) Hlth. Fac. Au. Hosp. Ref. Rev. (BRCH
                   Corp. Oblig. Group), Ser. 2001, 5.00%, due 12/1/12                              A+                2,222++
      3,850        Royal Oak (MI) Hosp. Fin. Au. Hosp. Ref. Rev. (William
                   Beaumont Hosp.), Ser. 1996 I, 6.25%, due 1/1/12                    Aa3         AA-                4,454++
      6,795        San Antonio (TX) Ind. Sch. Dist. Unlimited Tax G.O., Ser.
                   2001 B, 5.38%, due 8/15/17                                         Aaa         AAA                7,559
      1,240        San Antonio (TX) Unrefunded Balance Cert. of Obligation
                   G.O., Ser. 2002, 5.00%, due 2/1/14                                 Aa2         AA+                1,356
        740        San Diego (CA) Redev. Agcy. Sub. Parking Rev. (Centre City
                   Redev. Proj.), Ser. 2003 B, 5.00%, due 9/1/17                     Baa2          A-                  765
      2,000        Sayre (PA) Hlth. Care Fac. Au. Rev. (Guthrie Hlth. Proj.),
                   Ser. 2002 A, 5.75%, due 12/1/21                                                 A-                2,154++
      1,625        Skagit Co. (WA) Pub. Hosp. Dist. Ref. Rev., Ser. 2003,
                   6.00%, due 12/1/18                                                Baa3                            1,707
      2,345        South Carolina Jobs Econ. Dev. Au. Hosp. Ref. Rev.

SEE NOTES TO SCHEDULE OF INVESTMENTS

                                   NEUBERGER BERMAN JANUARY 31, 2005 (UNAUDITED)

SCHEDULE OF INVESTMENTS Intermediate Municipal Fund Inc. cont'd
---------------------------------------------------------------

PRINCIPAL AMOUNT                         SECURITY@                                          RATING                  VALUE(+)
($000's omitted)                                                                     Moody's     S&P      ($000's omitted)
                   (Palmetto Hlth. Alliance), Ser. 2003 A, 6.00%, due 8/1/13         Baa2         BBB                2,601++
      2,000        South Carolina Jobs Econ. Dev. Au. Hosp. Ref. Rev.
                   (Palmetto Hlth. Alliance), Ser. 2003 A, 6.13%, due 8/1/23         Baa2         BBB                2,158++
        155        Spokane Co. (WA) Ltd. Tax G.O., Ser. 1998, 5.10%, due
                   12/1/17                                                            Aa3                              165
      2,540        St. Paul (MN) Port Au. Lease Rev. (Office Bldg. at Cedar
                   Street), Ser. 2002, 5.00%, due 12/1/17                             Aa1                            2,764
        500        Texas Std. Hsg. Corp. Std. Hsg. Rev. (Midwestern St. Univ.
                   Proj.), Ser. 2002, 5.50%, due 9/1/12                              Baa3                              516
      1,000        Tobacco Settlement Fin. Corp. (LA) Tobacco Settlement
                   Asset-Backed Rev., Ser. 2001 B, 5.50%, due 5/15/30                Baa3         BBB                  958
      1,085        Tyler (TX) Hlth. Fac. Dev. Corp. Hosp. Rev. (Mother Frances
                   Hosp. Reg. Hlth. Care Ctr. Proj.), Ser. 2003, 5.25%, due
                   7/1/13                                                            Baa1                            1,172
      3,500        Union Co. (SC) IDR (Federal Paper Board Co., Inc. Proj.),
                   Ser. 1989, 4.55%, due 11/1/09                                     Baa2         BBB                3,622++
      2,950        Univ. of Texas Board of Regents Fin. Sys. Rev., Ser. 1999 B,
                   5.38%, due 8/15/18                                                             AAA                3,270
      1,900        Univ. of Wisconsin Hosp. & Clinics Au. Hosp. Rev., Ser. 2002
                   B, 5.50%, due 4/1/12                                                A1                            2,068
      1,750        Verrado (AZ) Comm. Fac. Dist. Number 1 G.O., Ser. 2003,
                   6.15%, due 7/15/17                                                             BB-                1,789
      1,000        Virgin Islands Pub. Fin. Au. Refinery Fac. Rev. ( Hovensa
                   Refinery Proj.), Ser. 2003, 6.13%, due 7/1/22                     Baa3        BBB-                1,076
      1,500        Virgin Islands Pub. Fin. Au. Refinery Fac. Rev. (Hovensa
                   Refinery Proj.), Ser. 2004, 5.88%, due 7/1/22                     Baa3        BBB-                1,596++
      3,125        Washington St. Hlth. Care Fac. Au. Rev. (Yakima Valley Mem.
                   Hosp. Assoc.), Ser. 2002, 5.00%, due 12/1/17                                     A                3,239++
      1,000        Washington St. Var. Purp. G.O., Ser. 1999 A, 4.75%, due
                   7/1/17                                                             Aa1         AA+                1,048
      2,000        Westmoreland Co. (PA) IDA Gtd. Rev. (National Waste & Energy
                   Corp., Valley Landfill Expansion Proj.), Ser. 1993, 5.10%,
                   due 5/1/18                                                                     BBB                2,105++
      2,780        Wisconsin St. Hlth. & Ed. Fac. Au. Rev. (Kenosha Hosp. &
                   Med. Ctr., Inc. Proj.), Ser. 1999, 5.50%, due 5/15/15                            A                2,929++
                                                                                                                  --------
                                                                                                                   245,656
                                                                                                                  --------

TAX-EXEMPT VARIABLE RATE DEMAND NOTES-BACKED BY INSURANCE (1.4%)

MUNICIPAL BOND INVESTORS ASSURANCE CORP.
      3,100        California Hsg. Fin. Agcy. Home Mtge. Rev., Ser. 2001 U,
                   1.66%, VRDN due 2/1/05                                           VMIG1        A-1+                3,100
        900        California Hsg. Fin. Agcy. Home Mtge. Rev., Ser. 2002 J,
                   1.66%, VRDN due 2/1/05                                           VMIG1        A-1+                  900
        400        California Hsg. Fin. Agcy. Home Mtge. Rev., Ser. 2003 U,
                   1.66%, VRDN due 2/1/05                                           VMIG1        A-1+                  400
                                                                                                                  --------
                                                                                                                     4,400
                                                                                                                  --------

TAX-EXEMPT VARIABLE RATE DEMAND NOTES-BACKED BY LETTERS OF CREDIT (0.0%)

SOCIETE GENERALE
        100        Los Angeles (CA) Reg. Arpt. Imp. Corp. Term. Fac. Completion
                   Rev. (Los Angeles Int'l. Arpt.), Ser. 1989, 1.67%, VRDN due
                   2/1/05                                                                        A-1+                  100++
                                                                                                                  --------

TAX-EXEMPT VARIABLE RATE DEMAND NOTES-OTHER (0.4%)
      1,200        Will Co. (IL) Exempt Fac. Ind. Rev. (BP Amoco Chemical Co.

SEE NOTES TO SCHEDULE OF INVESTMENTS

                                   NEUBERGER BERMAN JANUARY 31, 2005 (UNAUDITED)

SCHEDULE OF INVESTMENTS Intermediate Municipal Fund Inc. cont'd
---------------------------------------------------------------

PRINCIPAL AMOUNT                         SECURITY@                                          RATING                  VALUE(+)
($000's omitted)                                                                     Moody's     S&P      ($000's omitted)
                   Proj.), Ser. 2002, 1.75%, VRDN due 2/1/05                        VMIG1        A-1+                1,200++
                                                                                                                  --------

                   TOTAL INVESTMENTS (155.8%) (COST $469,025)                                                      489,418##

                   Cash, receivables and other assets, less liabilities (1.3%)                                       4,158
                   Liquidation Value of Auction Market Preferred Shares [(57.1%)]                                 (179,400)
                                                                                                                  --------

                   TOTAL NET ASSETS APPLICABLE TO COMMON
                   SHAREHOLDERS (100.0%)                                                                          $314,176
                                                                                                                  --------

SEE NOTES TO SCHEDULE OF INVESTMENTS

                                   NEUBERGER BERMAN JANUARY 31, 2005 (UNAUDITED)


 NOTES TO SCHEDULE OF INVESTMENTS


 + Investments in securities by Neuberger Berman California Intermediate Municipal Fund Inc. ("California"), Neuberger Berman Intermediate Municipal Fund Inc. ("Intermediate"), and Neuberger Berman New York Intermediate Municipal Fund Inc. ("New York") (individually a "Fund", collectively, the "Funds") are valued daily by obtaining bid price quotations from independent pricing services on all securities available in each service's data base. For all other securities requiring daily quotations, bid prices are obtained from principal market makers in those securities or, if quotations are not available, by a method the Board of Directors of California, Intermediate, and New York, believes accurately reflects fair value. Numerous factors may be considered when determining the fair value of a security, including available analyst, media or other reports, trading in futures or ADRs and whether the issuer of the security being fair valued has other securities outstanding. Short-term debt securities with less than 60 days until maturity may be valued at cost which, when combined with interest earned, approximates market value.

 ## At January 31, 2005, selected Fund information on a U.S. Federal income tax basis was as follows:

                                                                GROSS          GROSS              NET
       (000'S OMITTED)                                     UNREALIZED     UNREALIZED       UNREALIZED
       NEUBERGER BERMAN                           COST    APPRECIATION   DEPRECIATION    APPRECIATION

       CALIFORNIA                             $153,945        $ 6,385            $ 0          $ 6,385
       INTERMEDIATE                            469,025         20,602            209           20,393
       NEW YORK                                125,830          4,593             25            4,568

 @ At time of investment, municipal securities purchased by the Funds are within the four highest rating categories (with respect to at least 80% of total assets) assigned by a nationally recognized statistical rating organization ("NRSRO") such as Moody's Investors Service, Inc., Standard & Poor's, or Fitch Investors Services, Inc. or, where not rated, are determined by the Funds' investment manager to be of comparable quality. Approximately 79%, 73%, and 56% of the municipal securities held by California, Intermediate, and New York, respectively, have credit enhancement features backing them, which the Funds may rely on, such as letters of credit, insurance, or guarantees. Without these credit enhancement features the securities may or may not meet the quality standards of the Funds. Pre-refunded bonds are supported by securities in escrow issued or guaranteed by the U.S. Government, its agencies, or instrumentalities. The amount escrowed is sufficient to pay the periodic interest due and the principal of these bonds. Putable bonds give the Funds the right to sell back the issue on the date specified.

 ++      Security is guaranteed by the corporate or non-profit obligor.

 ** Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers under Rule 144A, and are deemed liquid. At January 31, 2005, these securities amounted to $4,570,048 or 1.45% of net assets for Intermediate.

 ^^     Not rated by a nationally recognized statistical rating organization.











For information on the Funds' significant accounting policies, please refer to the Funds' most recent annual financial statements.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) as of a date within 90 days of the filing date of this document, the Chief Executive Officer and Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant is accumulated and communicated to the Registrant's management to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant's internal controls over financial reporting (as defined in rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS

The certifications required by Rule 30a-2(a) of the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Neuberger Berman Intermediate Municipal Fund, Inc.


By: /s/Peter E. Sundman
    -------------------
    Peter E. Sundman
    Chief Executive Officer

Date:  March 30, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.



By: /s/Peter E. Sundman
    -------------------
    Peter E. Sundman
    Chief Executive Officer

Date:  March 30, 2005



By: /s/John McGovern
    ----------------
    John McGovern
    Acting Treasurer and Principal Financial
    and Accounting Officer

Date:  March 30, 2005